Organization and Principal Activities - Schedule of Net Income Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Before Adjustment [Member]
Schedule of Net Income Per Ordinary Share [Line Items]
Basic	$ 47,238	$ 30,863
Diluted	$ 47,238	$ 30,863
After Adjustment [Member]
Schedule of Net Income Per Ordinary Share [Line Items]
Basic	$ 0.24	$ 0.16
Diluted	$ 0.24	$ 0.16